8. STOCK BASED COMPENSATION - Stock Options (Details)- annual (Annual Member)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010
Outstanding at January 1, 2013		14,116,433
Granted	10,000,000
Options Held [Member]
Outstanding at January 1, 2013
Granted	15,000,000
Exercised
Forfeited	(5,000,000)
Outstanding at December 31, 2013	10,000,000
Exercisable at December 31, 2013	10,000,000
Weighted Average Exercise Price
Outstanding at January 1, 2013
Granted	0.03
Exercised
Forfeited
Outstanding at December 31, 2013	0.03
Exercisable at December 31, 2013	0.03
Weighted Average Remaining Contractual Life
Outstanding at January 1, 2013
Granted	4.14
Exercised
Forfeited
Outstanding at December 31, 2013	4.14
Exercisable at December 31, 2013	4.14
Weighted Average Remaining Contractual Life
Outstanding at January 1, 2013
Granted
Exercised
Forfeited
Outstanding at December 31, 2013
Exercisable at December 31, 2013